Accounts receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of accounts receivable [line items]
Accounts receivable	€ 7,491	€ 7,937	€ 7,260
Gross value
Disclosure of accounts receivable [line items]
Accounts receivable	7,633	8,090	7,430
Allowances
Disclosure of accounts receivable [line items]
Accounts receivable	€ (142)	€ (153)	€ (170)